Business Combinations - Schedule of Provisional Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		Mar. 29, 2026	Dec. 28, 2025	Sep. 24, 2025	Dec. 29, 2024
SunPower Businesses Acquisition [Member]
Net assets acquired:
Cash and cash equivalents			$ 1,000
Accounts receivable			16,614
Contract assets
Inventories			48,388
Prepaid expenses and other current assets			2,219
Property and equipment, net			5,867
Operating lease right-of-use assets			2,506
Other noncurrent assets			541
Intangibles			15,894
Deferred revenue			(7,361)
Accounts payable			(5,270)
Accrued expenses and other current liabilities			(13,955)
Operating lease liabilities, noncurrent			(2,963)
Other long-term liabilities			(8,980)
Fair value of net assets acquired			54,500
Goodwill recognized
Consideration transferred			54,500
Total			15,894
SunPower Businesses Acquisition [Member] | Trademark – Blue Raven Solar [Member]
Net assets acquired:
Total			$ 7,094
Total			10 years
SunPower Businesses Acquisition [Member] | Trademark - SunPower [Member]
Net assets acquired:
Total			$ 4,300
Total			10 years
SunPower Businesses Acquisition [Member] | Developed technology - Sunder [Member]
Net assets acquired:
Total			$ 4,500
Total			3 years
Sunder Energy LLC Acquisition [Member]
Net assets acquired:
Consideration transferred		$ 57,789
Sunder Energy LLC Acquisition [Member] | Developed technology - Sunder [Member]
Net assets acquired:
Total			2 years
Sunder Energy LLC Acquisition [Member] | Customer relationships (Backlog) [Member]
Net assets acquired:
Total			10 years
Sunder Energy LLC Acquisition [Member] | Trademark - Sunder [Member]
Net assets acquired:
Total			10 years
Ambia Energy LLC Acquisition [Member]
Net assets acquired:
Consideration transferred		$ 33,372
Total			$ 4,300
Ambia Energy LLC Acquisition [Member] | Customer relationships (Backlog) [Member]
Net assets acquired:
Total			3,400
Ambia Energy LLC Acquisition [Member] | Trademarks - Ambia [Member]
Net assets acquired:
Total			900
Provisional fair values [Member] | SunPower Businesses Acquisition [Member]
Net assets acquired:
Cash and cash equivalents					$ 1,000
Accounts receivable					11,999
Contract assets					4,615
Inventories					27,706
Prepaid expenses and other current assets					2,219
Property and equipment, net					5,867
Operating lease right-of-use assets					2,506
Other noncurrent assets					541
Intangibles					18,100
Deferred revenue					(7,361)
Accounts payable					(5,270)
Accrued expenses and other current liabilities					(13,955)
Operating lease liabilities, noncurrent					(2,963)
Other long-term liabilities					(8,980)
Fair value of net assets acquired					36,024
Goodwill recognized					18,476
Consideration transferred					54,500
Total					18,100
Provisional fair values [Member] | SunPower Businesses Acquisition [Member] | Trademark – Blue Raven Solar [Member]
Net assets acquired:
Total					8,400
Provisional fair values [Member] | SunPower Businesses Acquisition [Member] | Trademark - SunPower [Member]
Net assets acquired:
Total					5,200
Provisional fair values [Member] | SunPower Businesses Acquisition [Member] | Developed technology - Sunder [Member]
Net assets acquired:
Total					$ 4,500
Provisional fair values [Member] | Sunder Energy LLC Acquisition [Member]
Net assets acquired:
Accounts receivable			797	$ 257
Prepaid expenses and other current assets			3,039	387
Property and equipment, net			241	241
Operating lease right-of-use assets			313	313
Other noncurrent assets			135	552
Intangibles			37,500	25,922
Contract liabilities			(11,673)	(11,073)
Accounts payable			(203)	(184)
Accrued expenses and other current liabilities			(3,850)	(1,322)
Operating lease liabilities, noncurrent			(332)	(215)
Fair value of net assets acquired			25,967	14,878
Goodwill recognized			31,822	42,911
Consideration transferred			57,789	57,789
Total			37,500	25,922
Provisional fair values [Member] | Sunder Energy LLC Acquisition [Member] | Developed technology - Sunder [Member]
Net assets acquired:
Total			800	14,216
Provisional fair values [Member] | Sunder Energy LLC Acquisition [Member] | Customer relationships (Backlog) [Member]
Net assets acquired:
Total			30,600	9,279
Provisional fair values [Member] | Sunder Energy LLC Acquisition [Member] | Trademark - Sunder [Member]
Net assets acquired:
Total			6,100	$ 2,427
Provisional fair values [Member] | Ambia Energy LLC Acquisition [Member]
Net assets acquired:
Cash and cash equivalents			1,350
Accounts receivable			1,368
Contract assets - unbilled receivables			1,143
Prepaid expenses and other current assets			797
Property and equipment, net			2,230
Intangible assets			4,300
Operating lease right-of-use assets			2,563
Other noncurrent assets			182
Contract liabilities			(1,675)
Accounts payable			(2,806)
Accrued expenses and other current liabilities			(2,917)
Operating lease liabilities, noncurrent			(2,702)
Finance lease liabilities			(1,269)
Fair value of net assets acquired			2,564
Fair value of common stock issued (classified within Additional paid-in-capital)			16,493
Goodwill recognized			30,808
Consideration transferred			33,372
Fair value of Deferred Ambia Consideration Shares (Accrued expenses and other current liabilities)			16,879
Measurement period adjustments [Member] | SunPower Businesses Acquisition [Member]
Net assets acquired:
Cash and cash equivalents
Accounts receivable			4,615
Contract assets			(4,615)
Inventories			20,682
Prepaid expenses and other current assets
Property and equipment, net
Operating lease right-of-use assets
Other noncurrent assets
Intangibles			(2,206)
Deferred revenue
Accounts payable
Accrued expenses and other current liabilities
Operating lease liabilities, noncurrent
Other long-term liabilities
Fair value of net assets acquired			18,476
Goodwill recognized			(18,476)
Consideration transferred
Total			(2,206)
Measurement period adjustments [Member] | SunPower Businesses Acquisition [Member] | Trademark – Blue Raven Solar [Member]
Net assets acquired:
Total			(1,306)
Measurement period adjustments [Member] | SunPower Businesses Acquisition [Member] | Trademark - SunPower [Member]
Net assets acquired:
Total			(900)
Measurement period adjustments [Member] | SunPower Businesses Acquisition [Member] | Developed technology - Sunder [Member]
Net assets acquired:
Total
Measurement period adjustments [Member] | Sunder Energy LLC Acquisition [Member]
Net assets acquired:
Accounts receivable			540
Prepaid expenses and other current assets			2,652
Property and equipment, net
Operating lease right-of-use assets
Other noncurrent assets			(417)
Intangibles			11,578
Contract liabilities			(600)
Accounts payable			(19)
Accrued expenses and other current liabilities			(2,528)
Operating lease liabilities, noncurrent			(117)
Fair value of net assets acquired			11,089
Goodwill recognized			(11,089)
Consideration transferred
Total			11,578
Measurement period adjustments [Member] | Sunder Energy LLC Acquisition [Member] | Developed technology - Sunder [Member]
Net assets acquired:
Total			(13,416)
Measurement period adjustments [Member] | Sunder Energy LLC Acquisition [Member] | Customer relationships (Backlog) [Member]
Net assets acquired:
Total			21,321
Measurement period adjustments [Member] | Sunder Energy LLC Acquisition [Member] | Trademark - Sunder [Member]
Net assets acquired:
Total			$ 3,673
Measurement period adjustments [Member] | Ambia Energy LLC Acquisition [Member] | Customer relationships (Backlog) [Member]
Net assets acquired:
Total	[1]		1 year
Measurement period adjustments [Member] | Ambia Energy LLC Acquisition [Member] | Trademarks - Ambia [Member]
Net assets acquired:
Total			1 year

[1]	Useful life is based upon customer consumption, expected to occur within one year.